Item G.1.b.ii of Form N-CEN

On October 1, 2020, PIMCO Flexible Municipal Income Fund (the “Fund”) initially issued 750 RVMTP shares in a single series, Series 2050-B (the “RVMTP Shares”). The Fund’s Bylaws were amended and restated as of November 1, 2022 to modify provisions related to the RVMTP Shares (the “Restatement”). Concurrent with the Restatement, the Fund issued an additional amount of the RVMTP Shares. The RVMTP Shares have a par value of $0.00001 per share and liquidation preference of $100,000 per share. The RVMTP Shares have various rights that were approved by the Board of Trustees of the Fund (the “Board”) without the approval of common shareholders, which are specified in the Fund’s Amended and Restated Bylaws of the Fund (the “Bylaws”).

Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is permitted to have outstanding more than one series of preferred shares of beneficial interest, including without limitation the RVMTP Shares, as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends.

Certain rights, terms and conditions of the RVMTP Shares are summarized below:

RVMTP Shares Dividends

The dividend rate paid on the RVMTP Shares is determined over the course of the Rate Period. The dividends per share for the RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate (the “RVMTP Share Dividend Rate”) for that Rate Period. The RVMTP Share Dividend Rate for the RVMTP Shares is equal to (i) the sum of a specified “Index Rate” plus (ii) the Applicable Spread1  (including the Spread Adjustment2 (as defined below)) plus (iii) the Failed Remarketing Spread3. The dividend per RVMTP Share for the Rate Period is then determined as described in the table below.4

1 For each series of RVMTP Shares, the Applicable Spread for a Rate Period is a percentage per annum that is based on the long-term rating most recently assigned by the applicable ratings agency to such series of the RVMTP Shares, and the “Spread Adjustment.”

2 The “Spread Adjustment” means, (i) for the period from the date of the Restatement, November 1, 2022, to and including the date that is six months prior to the then current RVMTP Early Term Redemption Date (as defined below) (“Rate Period Termination Date”), 0%, and (ii) for the period after the Rate Period Termination Date, 2.00%.

3 The Failed Remarketing Spread with respect to a series of RVMTP Shares means (i) for so long as two or more Failed Remarketings have not occurred, 0%, and (ii) following the second occurrence of a Failed Remarketing, 0.25% multiplied by the number of Failed Remarketings that have occurred after the first Failed Remarketing. A “Failed Remarketing,” with respect to a series of RVMTP Shares, will occur if any RVMTP Shares in such series subject to a Mandatory Tender Event due to the Fund designating a Special Terms Period have not been either retained by the holders or successfully remarketed by the Mandatory Tender Date (each as defined below).

4 For each series of RVMTP Shares, an increased RVMTP Share Dividend Rate could be triggered by the Fund’s failure to comply with certain requirements relating to such series of the RVMTP Shares, certain actions taken by the applicable ratings agency or certain determinations regarding the tax status of such series of the RVMTP Shares made by a court or other applicable governmental authority. The RVMTP Share Dividend Rate will in no event exceed 15% per year.

Dividend Rate	Rate Period Fraction	RVMTP Shares Liquidation Preference	Dividend
Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per RVMTP Share
Total number of days in the year

Asset Coverage

The Fund is required to maintain certain asset coverage requirements with respect to its RVMTP Shares under the terms of the Bylaws, which are summarized below.

1940 Act Asset Coverage

In accordance with the Fund’s governing documents and the 1940 Act, the Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act, including the RVMTP Shares.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless, immediately after such issuance, the value of the Fund’s total net assets (as defined below) is at least 200% of the liquidation value of any outstanding preferred shares and the newly issued preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets). In addition, the Fund is not permitted to declare or pay common share dividends unless immediately thereafter the Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act after deducting the amount of such common share dividends.

In addition, under the terms of the RVMTP Shares, the Fund must maintain an “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 225% with respect to all outstanding preferred shares, including all previously issued outstanding preferred shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the SEC as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).

Effective Leverage Ratio

In accordance with the Bylaws, without the prior written consent of the holders of RVMTP Shares, the Fund’s Effective Leverage Ratio may not exceed 45% (or 46% solely by reason of fluctuations in the market value of the Fund’s portfolio securities) as of the close of business on any business day. If the Fund fails to comply with any additional requirements relating to the calculation of the Effective Leverage Ratio requirement applicable to the RVMTP Shares and, in any such case, such failure is not cured as of the close of business on the date that is ten business days following the business day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”), the Fund shall cause the Effective Leverage Ratio to not exceed 45% (or 46% solely by reason of fluctuations in the market value of the Fund’s portfolio securities), by (i) not later than the close of business on the business day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to any floating rate securities not owned by the Fund and/or any inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (ii) to the extent permitted by law, not later than the close of business on the second business day next following the Effective Leverage Ratio Cure Date, causing a notice of redemption to be issued for the redemption of a sufficient number of Preferred Shares, in accordance with the terms of the Preferred Shares, or (iii) engaging in any combination, in the Fund’s discretion, of the actions contemplated by clauses (i) and (ii).

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of RVMTP Shares are entitled to receive a preferential liquidating distribution (equal the original purchase price per share of $100,000 plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders.

Mandatory Redemptions

The RVMTP Shares are subject to a mandatory term redemption date of October 1, 2050 subject to the Fund’s right to extend the term with the consent of the holders of the RVMTP Shares (the “RVMTP Share Term Redemption Date”). There is no assurance that the term of the RVMTP Shares will be extended.

In addition, with respect to the RVMTP Shares, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each 42-month anniversary of the date of the Restatement, (ii) the date the Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Terms Period is designated). If any RVMTP Shares subject to a Mandatory Tender Event upon a forty-two month anniversary of the date of the Restatement or upon the end of a Special Terms Period (each, an “RVMTP Early Term Redemption Date”) have not been either retained by the holders or remarketed by the Mandatory Tender Date, the Fund will redeem such RVMTP Shares on the RVMTP Early Term Redemption Date.

The RVMTP Shares are also subject to mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as the failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements described above (and the failure to cure any such failure within the applicable cure period) or certain actions taken by the applicable ratings agency.

At least six months prior to the VMTP Share Term Redemption Date, the RVMTP Share Redemption Date, or the RVMTP Early Term Redemption Date (each, a “Redemption Date”), the Fund will maintain segregated assets of a minimum credit rating quality with a market value equal to at least 110% of the redemption price of all outstanding RVMTP Shares to be redeemed until the redemption of all such outstanding RVMTP Shares, as applicable. The Fund will include certain liquid and/or highly rated assets in an amount equal to 20% of such segregated assets with five months remaining to the Redemption Date, which amount will increase monthly by 20% and reach 100% with one month remaining to the Redemption Date.

Optional redemption

The Fund may redeem, in whole or from time to time in part, the outstanding RVMTP Shares at a redemption price per share equal to (i) the liquidation preference of the RVMTP Shares, as applicable, plus (ii) an amount equal to all unpaid dividends and other distributions on such RVMTP Shares, as applicable, accumulated from and including the date of issuance to (but excluding) the date of redemption (whether or not earned or declared by the Fund, but without interest thereon) plus (iii) any applicable optional redemption premium. An optional redemption premium means, with respect to the RVMTP Shares, the premium payable by the Fund upon the redemption of the RVMTP Shares at the option of the Fund, as set forth in the Appendix to the Amended and Restated Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate Munifund Term Preferred Shares dated November 1, 2022 for the RVMTP Shares.

Voting Rights

Under the 1940 Act, Preferred Shares (including, without limitation, the RVMTP Shares) are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in the Prospectus or this Statement of Additional Information, and except as otherwise required by applicable law, Preferred Shares vote together with Common Shareholders as a single class.

In addition, holders of Preferred Shares, including RVMTP Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees. The remaining trustees are elected by Common Shareholders and Preferred Shareholders, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares voting as a separate class, are entitled to elect a majority of the Fund’s trustees until all dividends in arrears with respect to the Preferred Shares have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of Preferred Shareholders is required, in addition to the single class vote of the holders of Preferred Shares and Common Shares.